INCOME AND MINING TAXES - Components of income and mining taxes expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME AND MINING TAXES
Current income and mining taxes	$ 112,981	$ 98,610
Deferred income and mining taxes:
Origination and reversal of temporary differences	152,595	(30,961)
Total income and mining taxes expense	$ 265,576	$ 67,649